UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number    811-21737

        CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
               (Exact name of registrant as specified in charter)

                          11 MADISON AVENUE, 13TH FLOOR
                               NEW YORK, NY 10010
               (Address of principal executive offices) (Zip code)

                                    PFPC INC.
                         301 BELLEVUE PARKWAY, 2ND FLOOR
                              WILMINGTON, DE 19809
                     (Name and address of agent for service)

      registrant's telephone number, including area code:  212-325-2000

                       Date of fiscal year end:  MARCH 31

                    Date of reporting period: MARCH 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


        CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2006

        CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
                              FINANCIAL STATEMENTS


                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1

Schedule of Investments ...................................................    2

Statement of Assets, Liabilities and Members' Capital .....................    5

Statement of Operations ...................................................    6

Statement of Changes in Members' Capital ..................................    7

Statement of Cash Flows ...................................................    8

Notes to Financial Statements .............................................    9

Fund Management (Unaudited) ...............................................   16

Other Information (Unaudited) .............................................   18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of
Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, and the related statements of operations, of changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Fund") at March 31, 2006, and the results of its operations, the changes in its members' capital, its cash flows and the financial highlights for the year April 1, 2005 (commencement of operations) through March 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2006 with the Portfolio Funds, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
May 26, 2006

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT MARCH 31, 2006
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

CONVERTIBLE ARBITRAGE                                                      4.12%
DEDICATED SHORT BIAS                                                       2.37%
EMERGING MARKETS                                                            6.5%
EQUITY LONG/SHORT                                                         28.48%
EQUITY MARKET NEUTRAL                                                      6.58%
EVENT DRIVEN                                                              15.43%
FIXED INCOME ARBITRAGE                                                     6.10%
GLOBAL MACRO                                                              14.94%
MANAGED FUTURES                                                            5.35%
MULTI STRATEGY                                                            10.13%

                                                                              PERCENTAGE
                                                                             OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 91.61%             LIQUIDITY (4)     CAPITAL              COST          FAIR VALUE (5)
CONVERTIBLE ARBITRAGE
Aristeia International Partners, Ltd.                          Quarterly          2.11%        $  2,750,000       $  2,880,114
Fore Convertible Fund, L.P.                                    Quarterly          1.66%           2,068,740          2,269,574
                                                                            --------------     ----------------   --------------
                                                                                  3.77%           4,818,740          5,149,688
                                                                            --------------     ----------------   --------------

DEDICATED SHORT BIAS
Spring Point Contra Partners, L.P.                             Quarterly          2.17%           3,200,000          2,961,649
                                                                            --------------     ----------------   --------------

EMERGING MARKETS
Pharo Arbitrage Partners, L.P.                                  Monthly           2.03%           2,500,000          2,768,375
The Rohatyn Group Global Opportunity Partners, L.P.
  Regular Interest                                             Quarterly          1.80%           2,090,929          2,457,452
  Side Pocket                                                     (6)             0.01%               9,071              9,014
Spinnaker Global Opportunity Fund, Ltd.                        Quarterly          2.12%           2,320,744          2,887,686
                                                                            --------------     ----------------   --------------
                                                                                  5.96%           6,920,744          8,122,527
                                                                            --------------     ----------------   --------------

EQUITY LONG/SHORT
Gandhara Fund, L.P.                                            Quarterly          1.91%           2,000,000          2,605,550
Glenview Institutional Partners, L.P.
  Regular Interest                                             Quarterly          3.34%           4,497,440          4,558,308
  Side Pocket                                                     (6)             0.00%               2,560              2,560
Lansdowne UK Equity Fund, L.P.                                  Monthly           2.58%           3,000,000          3,517,843
Pennant Onshore Qualified, L.P.                                Quarterly          2.77%           3,500,000          3,783,328
The Antares European Fund, L.P.                                Quarterly          2.91%           2,702,500          3,970,987
Theorema Europe Fund, Ltd.                                     Quarterly          1.45%           1,500,000          1,973,366


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                              PERCENTAGE
                                                                             OF MEMBERS'
EQUITY LONG/SHORT (CONTINUED)                               LIQUIDITY (4)      CAPITAL              COST          FAIR VALUE (5)
Tosca Fund Ltd.                                               Quarterly           3.17%        $  3,325,905       $  4,330,538
Tremblant Partners, L.P.                                       Annually           1.87%           2,204,266          2,552,021
Ward Ferry Asia Fund Limited                                   Monthly            1.64%           1,508,602          2,240,558
Westfield Life Science Fund II, L.P.
  Regular Interest                                             Monthly            1.58%           1,544,718          2,156,237
  Side Pocket                                                    (6)              0.01%              18,322             18,322
Whitney New Japan Investors, Ltd.                             Quarterly           2.86%           3,178,066          3,905,185
                                                                            --------------     ----------------   --------------
                                                                                  26.09%         28,982,379         35,614,803
                                                                            --------------     ----------------   --------------

EQUITY MARKET NEUTRAL
Anak European Fund, Ltd.                                       Monthly            1.58%           2,000,000          2,154,017
AQR Global Stock Selection HV Offshore Fund Ltd.              Quarterly           1.47%           2,039,795          2,004,118
GSA Capital GMN Partners, L.P.                                Quarterly           2.98%           4,000,000          4,072,747
                                                                            --------------     ----------------   --------------
                                                                                  6.03%           8,039,795          8,230,882
                                                                            --------------     ----------------   --------------

EVENT DRIVEN
Atticus Global, L.P.                                          Quarterly           4.09%           4,330,762          5,587,712
GoldenTree High Yield Partners, L.P.                        Semi-Annually         2.92%           3,584,849          3,987,799
Perry Partners, L.P.
  Regular Interest                                             Annually           2.45%           3,298,038 (7)      3,348,157
  Side Pocket                                                    (6)              0.07%                  -- (7)         86,701
Silver Point Capital Onshore Fund, L.P.
  Regular Interest                                             Annually           1.61%           1,911,165          2,195,596
  Side Pocket                                                    (6)              0.15%             183,996            213,152
York Capital Management, L.P.                                  Annually           2.84%           3,494,582          3,875,180
                                                                            --------------     ----------------   --------------
                                                                                  14.13%         16,803,392         19,294,297
                                                                            --------------     ----------------   --------------

FIXED INCOME ARBITRAGE
The Obsidian Fund, LLC                                        Quarterly           5.59%           7,775,282          7,633,815
                                                                            --------------     ----------------   --------------

GLOBAL MACRO
Remington Investments Strategies, L.P.                        Quarterly           7.03%           7,230,771          9,589,574
The Tudor BVI Global Fund, L.P.                                Monthly            6.66%           7,537,905          9,087,563
                                                                            --------------     ----------------   --------------
                                                                                  13.69%         14,768,676         18,677,137
                                                                            --------------     ----------------   --------------

MANAGED FUTURES
Campbell Financial Futures Fund, L.P.                          Monthly            2.24%           2,661,659          3,063,556
Touradji Global Resources Fund, L.P.                          Quarterly           2.66%           2,500,000          3,628,294
                                                                            --------------     ----------------   --------------
                                                                                  4.90%           5,161,659          6,691,850
                                                                            --------------     ----------------   --------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                               PERCENTAGE
                                                                               OF MEMBERS'
MULTI-STRATEGY                                              LIQUIDITY (4)       CAPITAL            COST          FAIR VALUE (5)
Amaranth Capital Partners, LLC
  Regular Interest                                            Quarterly           4.69%        $  4,766,836       $   6,399,356
  Side Pocket                                                    (6)              0.28%             383,716             383,716
AQR Absolute Return Institutional Fund, L.P.                  Quarterly           1.58%           2,000,000           2,156,707
Silverback Partners, L.P.                                     Quarterly           0.06%             348,070              81,787
Stark Investments, L.P.
  Regular Interest                                            Quarterly           2.42%           2,784,699           3,298,083
  Side Pocket                                                    (6)              0.25%             350,642             350,642
                                                                            --------------     ----------------   --------------
                                                                                  9.28%          10,633,963          12,670,291
                                                                            --------------     ----------------   --------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $107,104,630)                                                            125,046,939
                                                                                                                  --------------

OTHER ASSETS, LESS LIABILITIES 8.39%                                                                                 11,451,270
                                                                                                                  --------------

MEMBERS' CAPITAL 100.00%                                                                                          $ 136,498,209
                                                                                                                  ==============

(1) Fair valued investments.

(2) Securities are issued in private placement transactions and as such are restricted as to resale.

(3) Non-income producing securities.

(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain of the investments are subject to lock-up provisions ranging from 12 months to 24 months.

(5) See Note 2(a) regarding Portfolio Funds Valuations.

(6) Side pocket investments are not redeemable until they are realized by the Portfolio Fund Manager or converted to regular interests in the Portfolio Fund (see note 2(a)).

(7) Allocation of total cost of Perry Partners, L.P. investment of $3,298,038 between the regular interest and the side pocket is not available.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT MARCH 31, 2006
--------------------------------------------------------------------------------

ASSETS
Investments in Portfolio Funds, at fair value (cost $107,104,630)                   $ 125,046,939
Cash                                                                                   11,300,011
Investment in Portfolio Fund paid in advance                                            1,500,000
Receivable for Portfolio Funds sold                                                       334,678
Interest receivable                                                                        37,370
Other assets                                                                                3,323
                                                                                    ---------------
    TOTAL ASSETS                                                                      138,222,321
                                                                                    ---------------

LIABILITIES
Payable for fund units redeemed                                                         1,250,000
Management fees payable                                                                   332,650
Professional fees payable                                                                 101,200
Accounting and administration fees payable                                                 36,717
Custodian fees payable                                                                      3,545
                                                                                    ---------------
    TOTAL LIABILITIES                                                                   1,724,112
                                                                                    ---------------

       MEMBERS' CAPITAL                                                             $ 136,498,209
                                                                                    ===============

MEMBERS' CAPITAL                                                                    $ 136,498,209
                                                                                    ===============

Units Outstanding ($0.01 par value; unlimited number of units authorized)           1,199,549.050
Net Asset Value per Unit (Offering and Redemption price per Unit)                   $      113.79


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                                        $     374,589
                                                                                    ---------------

EXPENSES
  Management fees                                                                       1,326,349
  Accounting and administration fees                                                      150,427
  Professional fees                                                                       120,547
  Custodian fees                                                                           12,300
  Board of Managers' fees                                                                   5,750
  Miscellaneous fees                                                                       17,561
                                                                                    ---------------
    TOTAL EXPENSES                                                                      1,632,934
                                                                                    ---------------
    NET INVESTMENT LOSS                                                                (1,258,345)
                                                                                    ---------------

REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS
    Net realized gain on Portfolio Funds                                                  217,965
    Net change in unrealized appreciation on Portfolio Funds                           17,942,309
                                                                                    ---------------

NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                    18,160,274
                                                                                    ---------------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                          $  16,901,929
                                                                                    ===============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS
    Net investment loss                                                             $  (1,258,345)
    Net realized gain on Portfolio Funds                                                  217,965
    Net change in unrealized appreciation on Portfolio Funds                           17,942,309
                                                                                    ---------------
    NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                         16,901,929
                                                                                    ---------------

MEMBERS' CAPITAL TRANSACTIONS
    Capital contributions                                                              69,897,745
    In-kind contributions (Notes 1 & 10)                                               95,498,977
    Capital withdrawals                                                               (45,900,442)
                                                                                    ---------------

    NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS              119,496,280
                                                                                    ---------------

TOTAL INCREASE IN MEMBERS' CAPITAL                                                    136,398,209


MEMBERS' CAPITAL, BEGINNING OF YEAR                                                       100,000
                                                                                    ---------------
MEMBERS' CAPITAL, END OF YEAR                                                       $ 136,498,209
                                                                                    ===============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
  Net increase in members' capital resulting from operations                        $  16,901,929
  Adjustments to reconcile net increase in members' capital resulting from operations to net cash used by operating activities:
       Purchases of Portfolio Funds, including investment in
        Portfolio Fund paid in advance                                                (62,950,000)
       Sales of Portfolio Funds, net of receivable for Portfolio Funds sold            49,727,634
       Increase in interest receivable                                                    (37,370)
       Increase in other assets                                                            (3,323)
       Increase in management fees payable                                                332,650
       Increase in professional fees payable                                              101,200
       Increase in accounting and administration fees payable                              36,717
       Increase in custodian fees payable                                                   3,545
       Net realized gain on Portfolio Funds                                              (217,965)
       Net change in unrealized appreciation on Portfolio Funds                       (17,942,309)
                                                                                    ---------------
         NET CASH USED BY OPERATING ACTIVITIES                                        (14,047,292)
                                                                                    ---------------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
  Capital contributions                                                                69,897,745
  Capital withdrawals, net of payable for fund units redeemed                         (44,650,442)
                                                                                    ---------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                     25,247,303
                                                                                    ---------------

NET INCREASE IN CASH                                                                   11,200,011
Cash at beginning of year                                                                 100,000
                                                                                    ---------------
Cash at end of year                                                                 $  11,300,011
                                                                                    ===============


SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash financing activity:
           In-kind contributions (Notes 1 & 10)                                     $  95,498,977

SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS:
           Investment in AQR Global Stock Selection Institutional Fund, LP
           transferred to AQR Global Stock Selection Offshore Fund (USD) II, LTD    $   2,039,795


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund") (formerly, CSFB Alternative Capital Multi-Strategy Master Fund, LLC) was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon the Investment Adviser's evaluation of the relative prospects and risks.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund investing in the Master Fund.

On March 28, 2005, the Board approved an investment advisory agreement between the Master Fund and Credit Suisse Alternative Capital, Inc. (formerly, CSFB Alternative Capital, Inc.) (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the Credit Suisse Funds.

On February 24, 2005, Credit Suisse First Boston Private Equity, Inc., an affiliate of the Investment Adviser, provided the Master Fund's initial capital contribution of $100,000. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

At the close of business, March 31, 2005, the Master Fund received $95,498,977 of assets contributed in-kind from Multi-Strategy Private Fund, LP (the "Private Fund"), an unregistered private fund managed by the Investment Adviser. The Private Fund is a Delaware limited partnership formed on March 4, 2005, comprised of high net worth individuals and institutions, and serves as the successor entity of several private partnerships, also managed by the Investment Adviser, which transferred all of their investable assets to the Private Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

A.    VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Master Fund's interest were redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each fiscal year end ordinarily will be the value determined as of such fiscal year end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $125,046,939 which is 100.00% of the Master Fund's investments at March 31, 2006, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Some of the Portfolio Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment has been recovered through previous redemptions from its investment in such Portfolio Funds.

C.    FUND EXPENSES

The Master Fund will bear all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. Costs associated with the formation of the Master Fund, primarily legal and other professional fees, were approximately $61,000 and were borne by the Investment Adviser.

D.    INCOME TAXES

The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

E.    CASH

Cash includes amounts held in an interest bearing overnight account. At March 31, 2006, the Master Fund held $11,300,011 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see note 4).

3.    ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee") as amended, at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The annual management fee was amended from an annual rate of 1.25% of aggregate value of its outstanding interests determined as of the last day of each month for the period from April 1, 2005 through June 30, 2005 to an amended annual rate of 1.00% of the aggregated value of its outstanding interests effective as of July 1, 2005.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At March 31, 2006, Credit Suisse First Boston Private Equity, Inc. and the Private Fund, each an affiliate of the Adviser, held an aggregate interest in the Master Fund's Members' Capital of $74,770,722.

5.    SECURITY TRANSACTIONS

During the year ended March 31, 2006, aggregate purchases of Portfolio Funds amounted to $63,489,795 and aggregate sales of Portfolio Funds amounted to $52,102,107.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the period April 1, 2005 to March 31, 2006.

6.    PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

6.    PORTFOLIO FUNDS (CONTINUED)

As of March 31, 2006, the Master Fund had investments in Portfolio Funds valued at $125,046,939, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 0.75% to 4.00% (per annum) of the net assets and performance fees or allocations of up to 15.00% to 25.00% of net profits earned. The Portfolio Funds provide for periodic redemption, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

7.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund.

The Master Fund itself does not invest in securities with off-balance sheet risk. Because of the limitation on rights of redemption and the fact that the Master Fund's units will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Adviser may invest the Master Fund's assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase units from time to time, there can be no assurance such offers will be made with any regularity.

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

8.    REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

9.    CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

The Master Fund is subject to the risk that should it decide to sell an illiquid investment when a ready buyer is not available at a price the Master Fund deems representative of its value, the value of the Master Fund's Members' capital could be adversely affected.

10.   CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows for the year ended March 31, 2006:

      Number of units issued                                 676,102.443
      Number of units issued for in-kind contribution        954,989.775
      Number of units redeemed                              (432,543.168)
                                                          ----------------
      Net increase in units outstanding                    1,198,549.050
      Units outstanding, beginning of year                     1,000.000
                                                          ----------------
      Units outstanding, end of year                       1,199,549.050
                                                          ================

11.   FINANCIAL HIGHLIGHT INFORMATION

FOR THE YEAR ENDED MARCH 31, 2006

PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of year (a)                     $   100.00
                                                              ------------
   Income from investment operations:
      Net investment loss (b)                                      (1.07)
      Net realized and unrealized gain on investments              14.86
                                                              ------------
      Total from investment operations                             13.79
                                                              ------------
   Net asset value, end of year                               $   113.79
                                                              ============

TOTAL RETURN                                                       13.79%
                                                              ============

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

11.   FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly Members' capital.

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:
      Operating expenses (c)                                 1.32%
      Net investment loss (c)                               (1.01)%

PORTFOLIO TURNOVER                                          44.86%

MEMBERS' CAPITAL, END OF YEAR (000's)                  $  136,498
AVERAGE MEMBERS' CAPITAL (d) (000's)                   $  124,000

      (a) April 1, 2005, commencement of operations.

      (b) Calculated using average units outstanding during the year.

      (c) Expenses of Portfolio Funds are not included in the expense ratio.

      (d) Average Members' capital is the average of the monthly Members' capital balances throughout the year.

12.   SUBSEQUENT EVENTS

During the period from April 1, 2006 through May 1, 2006, there were additional capital contributions of $3,542,258.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.

Name, Address, Age,                                              Number of
Position with the                 Principal Occupation(s)        Affiliated Funds     Other
Company and Length of             During the Past Five           Overseen by          Directorships
Time Served                       Years                          Manager              Held by Managers
-------------------------------   ----------------------------   ------------------   -----------------------
BOARD OF MANAGERS

*Nils Tuchschmid                  Head of Multi Manager          15                   None
c/o Credit Suisse Alternative     Portfolio Unit of the Funds
Capital, Inc.                     and Alternative Solutions
11 Madison Avenue                 business of Credit Suisse;
New York, NY 10010                Head of Quantitative
Age 44                            Research and Alternative
President and Chairman            Investments, BCV Lausanne;
                                  Senior Vice President of
                                  Synchrony Asset Management,
                                  Geneva; Professor of
                                  Finance at HEC University
                                  of Lausanne Switzerland.

Charles A. Hurty                  Independent Business           15                   Manager and Audit
c/o Credit Suisse Alternative     Consultant (since 2001);                            Committee Chairman,
Capital, Inc.                     Partner, KPMG LLP                                   GMAM Absolute
11 Madison Avenue                 (accounting firm)                                   Strategies; Director
New York, NY 10010                (1993-2001; with KPMG LLP                           and Audit Committee
Age 62                            since 1978).                                        Chairman, Citigroup
Manager and Audit Committee                                                           Alternative
Chairman                                                                              Investments
Since March 2005                                                                      Multi-Advisor Hedge
                                                                                      Fund Portfolios;
                                                                                      Director, iShares
                                                                                      Trust and iShares,
                                                                                      Inc.

Philip Chenok                     Professor of Accountancy,      15                   None
c/o Credit Suisse Alternative     Berkeley College (since
Capital, Inc.                     2002); Adjunct Professor
11 Madison Avenue                 of Accountancy, New York
New York, NY 10010                University, Stern School of
Age 70                            Business (1995-2001).
Manager and Audit Committee       President and CEO, American
Member                            Institute of Certified
Since March 2005                  Public Accountants
                                  (1980-1995).

Karin Bonding                     President, Capital Markets     15                   Industry & External
c/o Credit Suisse Alternative     Institute, Inc.(since                               Relations Advisory
Capital, Inc.                     1995); Faculty Member and                           Board Member,
11 Madison Avenue                 Lecturer, University of                             Department of
New York, NY 10010                Virginia (since 1995);                              Mechanical and
Age 66                            Visiting Professor, China                           Aerospace Engineering,
Manager and Audit Committee       Europe International                                University of
Member                            Business School (Shanghai,                          Virginia.
Since March 2005                  China) (1999, 2002, 2003)
                                  and The Institute of
                                  Industrial Policy Studies
                                  (Seoul, Korea) (2001).

* - Manager who is an "interested person" of the Fund, as defined in the 1940 Act. Effective May 26, 2006, Nils Tuchschmid was appointed as Chairman of the Board and President. James Vos, who previously held this position, resigned as a Manager effective March 31, 2006.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

Name,  Address, Age, Position with the Company and     Principal Occupation(s) During the Past
Length of Time Served                                  Five Years
----------------------------------------------------   ---------------------------------------------

OFFICERS

Edward A. Poletti                                      Managing Director, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.            (USA) LLC (since 2001).
11 Madison Avenue
New York, NY 10010
Age 43
Chief Financial Officer and Treasurer
Since March 2005.

Kenneth J. Lohsen                                      Managing Director, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.            (USA) LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 47
Assistant Treasurer
Since March 2006.

Matthew Hackethal                                      Vice President, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.            (USA) LLC, October 2005-Present
11 Madison Avenue                                      Vice President, J.P. Morgan Chase & Co.,
New York, NY 10010                                     August 2005-October 2005
Age 34                                                 Vice President, Credit Suisse Asset
Chief Compliance Officer                               Management, LLC, (May 2001-August 2005).
Since November 2005.

Stacie Yates                                           Vice  President and Counsel, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.            Securities (USA) LLC (since 2004); Associate,
11 Madison Avenue                                      Hughes Hubbard & Reed LLP (1998-2004).
New York, NY 10010
Age 36
Chief Legal Officer and Secretary
Since March 2005.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12
(a)(1) to this form. There were no amendments to the code during the fiscal year ended March 31, 2006. There were no waivers from the code granted by the registrant during the fiscal year ended March 31, 2006.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has one audit committee financial expert serving on its audit committee: Charles A. Hurty. Mr. Hurty is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The report covers the first fiscal year of operations for the registrant. Accordingly, only one year of fees is applicable for the fees disclosed in this Item.

AUDIT FEES

   (a) The aggregate fees billed for the registrant's first fiscal year (from commencement of operations on April 1, 2005 to March 31, 2006) for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $27,250.

AUDIT-RELATED FEES

   (b) The aggregate fees billed in the registrant's first fiscal year (from commencement of operations on April 1, 2005 to March 31, 2006) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $15,000.

TAX FEES

   (c) The aggregate fees billed in the registrant's first fiscal year (from commencement of operations on April 1, 2005 to March 31, 2006) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0.

ALL OTHER FEES

   (d) The aggregate fees billed in the registrant's first fiscal year (from commencement of operations on April 1, 2005 to March 31, 2006) for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICY (THE "POLICY")

I. STATEMENT OF PRINCIPLES

        Under the Sarbanes-Oxley Act of 2002 (the "ACT"), the Audit Committee of the Boards of Managers of the Funds is responsible for the appointment, compensation and oversight of the services provided by the registered public accounting firm (i.e., an accounting firm that has registered with the Public Company Accounting Oversight Board) to each Fund (the "AUDITOR"). As part of this responsibility, the Audit Committee of each Fund is required to pre-approve the audit and non-audit services performed by such Fund's Auditor in order to assure that these services do not impair the Auditor's independence. In addition, these procedures also require the Audit Committee of each Fund to pre-approve non-audit services provided by the Auditor to Credit Suisse Alternative Capital, Inc. (or any subsidiary thereof) WHERE SUCH SERVICES PROVIDED HAVE A DIRECT IMPACT ON THE OPERATIONS OR FINANCIAL REPORTING of a Fund as further assurance that such services do not impair the Auditor's independence.

        The Audit Committee charter requires the Audit Committee to pre-approve all auditing and non-auditing services provided to the Funds by the Auditor, except for DE MINIMUS FEES (less than 5% of the total fees received by the Auditor in a fiscal year for the services provided to the Funds) for non-audit services which were not recognized at the time of the engagement of the Auditor to be non-audit services and which are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

        This Policy follows two different approaches to pre-approving services
(1) proposed services may be generally pre-approved ("GENERAL PRE-APPROVAL"), or
(2) proposed services will require specific pre-approval ("SPECIFIC PRE-APPROVAL"). Unless a type of service provided by the Auditor has received General Pre-Approval, it will require Specific Pre-Approval by the Audit Committee of such Fund.

        EXHIBIT A to this Policy describes the Audit, Audit-Related, Tax and All Other Services subject to General Pre-Approval, which hereby are pre-approved by the Audit Committee of each Fund. The Audit Committee of each Fund will annually review these services. It is expected that such review will occur annually at a regularly scheduled Audit Committee meeting of each Fund.

II.     AUDIT SERVICES

        Each Fund's annual audit services engagement scope and terms will be subject to Specific Pre-Approval of its Audit Committee. Audit services performed thereafter during such engagement are subject to General Pre-Approval and include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on such Fund's financial statements. The audit services subject to General Pre-Approval, which hereby are re pre-approved, are set forth in EXHIBIT A.

III.    AUDIT-RELATED SERVICES

        Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of each Fund's financial statements or that are traditionally performed by an independent auditor.

        The audit-related services subject to General Pre-Approval, which here are pre-approved, are set forth in EXHIBIT A.

IV.     TAX SERVICES

        The Securities and Exchange Commission (the "SEC") has stated generally that an independent auditor may provide tax services to an audit client, such as tax compliance, tax planning and tax advice, if such services do not impair the Auditor's independence. Circumstances where providing certain tax services would impair the Auditor's independence, such as representing a Fund in tax court or other situations involving public advocacy are not permitted.

        The tax services subject to General Pre-Approval, which here are pre-approved, are listed in EXHIBIT A.

V.      ALL OTHER SERVICES

        The Audit Committee of each Fund believes that other types of non-audit services may also be permitted if such non-audit services (a) are routine and recurring services, (b) would not impair the independence of the Auditor and (c) are consistent with the Act and the rules relating thereto. The Audit Committee shall consider such non-audit services as being subject to Specific Pre-Approval, and consider such services on a case by case basis.

VI.     PROHIBITED SERVICES

        The Auditor is prohibited from providing the following non-audit services to any of the Funds at any time:

        (1) Bookkeeping or other services related to the accounting records or financial statements of any of the Funds;

        (2) Financial information systems design and implementation;

        (3) Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

        (4) Actuarial services;

        (5) Internal audit outsourcing services;

        (6) Management functions or human resources;

        (7) Broker or dealer, investment adviser, or investment banking services;

        (8) Legal services and expert services unrelated to the audit; and

        (9) Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.


VII.    PROCEDURES

        At least annually, each Fund's Chief Financial Officer and the Auditor shall jointly submit to the Audit Committee of the Boards of Managers for approval a revised EXHIBIT A.

                                                                       EXHIBIT A

       SCHEDULE OF AUDIT, AUDIT-RELATED, TAX AND OTHER NON-AUDIT SERVICES
                         SUBJECT TO GENERAL PRE-APPROVAL

--------------------------------------------------------------------------------

SERVICE                      SUMMARY OF SERVICES
--------------------------------------------------------------------------------
AUDIT SERVICES

Audit Recurring audit of financial statements of each Fund in accordance with generally accepted auditing standards including, but not limited to:

                                o Annual letter regarding such Fund's internal control to be included in the annual report to the SEC on Form N-SAR

                                o Review of any post-effective amendment to such Fund's registration statement on SEC Form N-2, and consent to the incorporation by reference of our report on such Fund's financial statements in such SEC filing;

                                o   Review of such Fund portfolio's tax
                                    provision and RIC qualification calculations

                                o Accounting consultations and tax services required to perform an audit in accordance with Generally Accepted Auditing Standards

                             Other audit and special reports including, but not limited to:

                                    All services relating to any subsequent
                                    filings of registration statements
                                    (including amendments thereto) for each Fund
                                    with the SEC, including issuance of auditor
                                    consents
--------------------------------------------------------------------------------
AUDIT RELATED SERVICES

Consultations regarding      Includes consultations relating to new regulatory
accounting, operational or   rules and guidance, unusual or non-recurring
regulatory implications,     transactions and other regulatory or financial
or regulatory/ compliance    reporting matters which are generally non-recurring
matters of proposed or
actual transactions
affecting the operations
or financial reporting

--------------------------------------------------------------------------------
Other auditing procedures    Auditing procedures and special reports, including
and issuance of special      those needed for
purpose reports                 o   Separate audit reports in connection with
                                    17f-2 security counts

                                o   Various governmental agencies tax
                                    authorities and Fund mergers

--------------------------------------------------------------------------------
TAX SERVICES                 Recurring tax services including, but not limited
                             to:

Tax services                    o   Preparation and signing of each Fund's
                                    federal income tax returns (Form 1065, U.S.
                                    Return of Partnership Income and Schedule
                                    K-1s) and applicable state and local returns

                                o Review required portfolio distributions to avoid excise tax and review
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SERVICE                      SUMMARY OF SERVICES
--------------------------------------------------------------------------------
                                    related excise tax returns of each Fund

--------------------------------------------------------------------------------
Consultations regarding      Consultations on U.S. tax matters, such as, fund
tax consequences of          reorganizations; tax basis earnings and profits
proposes or actual           computations; evaluating the tax characteristics
transactions                 of certain expenses and income items; advice on
                             accounting methods, timing issues, compliance matters and characterization issues

--------------------------------------------------------------------------------

(e)(2)  The  percentage of services  described in each of paragraphs (b) through
        (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  Not applicable

                           (d)  Not applicable

   (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the registrant's first fiscal year (from commencement of operations on April 1, 2005 to March 31, 2006) was $0.

   (h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has adopted the following proxy voting policies and procedures:

The Boards of Managers of each of the funds advised by Credit Suisse Alternative Capital, Inc. (the "Adviser") (each a "Fund", and collectively, the "Funds") hereby adopt the following procedures, which will apply to votes cast with respect to publicly traded companies and, to the extent applicable, to analogous actions taken with respect to investments in private companies, on behalf of each Fund.

BASIC STANDARDS

Proxy votes may have economic value for the investors in the Funds. As a fiduciary, it is the duty of the Funds to enhance the assets of their investors, including exercising Proxy Discretion for their benefit. Accordingly, it is the policy of the Funds to exercise corporate actions and proxy voting authority ("Proxy Discretion") in a prudent and diligent manner and to make voting decisions on behalf of investors based on the reasonable judgment of the adviser to and management of the Funds of what will serve the best financial interest of the investors and without consideration of the interests of the adviser to the Funds, management of the Funds, or affiliates of the Funds. In those cases where an investor is an employee benefit plan, the beneficial owners of the security are deemed to be the participants in the employee benefit plans.

There is no per se rule regarding the correct exercise of Proxy Discretion in every circumstance. Accordingly, the Funds have not adopted standing instructions with respect to the exercise of Proxy Discretion. Each decision must be based on an analysis and judgment of the investment professionals working on behalf of the Funds based on the particular facts and circumstances in question. Therefore, there may be occasions when different investment professionals working for the Funds and affiliates of the Funds vote differently with respect to the same proxy issue based upon different investment strategies and client guidelines and objectives.

Because the adviser to the Funds is a part of a global financial services organization with investment banking, broker-dealer and asset management operations, the interests of affiliates of the adviser to the Funds and employees may conflict with the interests of the Funds' investors in connection with exercising Proxy Discretion. In addition, due to internal information barriers, the Funds and management of the Funds may not be able to identify all of the conflicts of interests in exercising Proxy Discretion. The Funds and the adviser to the Funds have policies and procedures designed to address such potential conflicts of interest which include among others, information barriers between the adviser to the Funds and its investment banking, broker dealer and asset management affiliates.

In exercising Proxy Discretion, the Funds do not subordinate the economic interests of the Funds' investors to those of any other entity or interested party, including those of its adviser, or the employees, affiliates, business associates or other clients of the adviser or the Funds. There may be instances when consideration, such as waiver or amendment fees, is associated with the exercise of Proxy Discretion. Any consideration received in connection with the exercise of Proxy Discretion belongs to the Funds and not to the adviser or the affiliates or employees of the adviser.

Clients may obtain information about how the Funds voted their proxies upon request to the Funds.

PROCESS

Because the exercise of Proxy Discretion may expose investment professionals working on behalf of the Funds or the adviser to the Funds to material non-public information, documents related to the exercise of Proxy Discretion which are likely to or may contain material non-public information resulting in trading restrictions, should be sent to the Legal and Compliance Department of Credit Suisse ("LCD") if not already received by LCD. LCD will make an initial review to determine whether documents contain material non-public information. LCD maintains a log of the documents received with detailed information regarding LCD's evaluation of the information.

If LCD determines that the Proxy Discretion information contains material non-public information or may otherwise raise conflict of interest issues, LCD will then follow appropriate information barrier policies.

If a document related to the exercise of Proxy Discretion does not contain material, non-public information, LCD will forward the document to the appropriate group responsible for the exercise of Proxy Discretion (the "Group") and the appropriate analyst for consideration by such analyst. The Group is responsible for ensuring that Proxy Discretion is exercised in a timely manner and in accordance with the direction of the analyst, including the appropriate paperwork and signatures, where necessary, and processing by the Group

All Proxy Discretion information should be maintained by the Group and shall become part of the books and records of the Funds.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

Michael Belotz has held the position of Director, Head of Portfolio Management, New York within the Multi-Manager Portfolios business of Credit Suisse Asset Management/Alternative Investments since April 2006. He is a member of the Portfolio Management Committee and is responsible for portfolio construction and management. Mr. Belotz was previously at TAG Associates, a US $4.5 billion multi-client family office, where he was the portfolio manager for their relative value and diversified strategies fund of hedge funds. Prior to joining TAG in 2002, Mr. Belotz was an independent consultant specializing in derivatives and risk management.

Dr. Nils Tuchschmid is Global Head of the Multi-Manager Portfolios business at Credit Suisse Asset Management/Alternative Investments and has held that position since May 2006. With his team, he is in charge of portfolio definition, portfolio construction, strategy and hedge fund allocation and ongoing management of discretionary funds of hedge funds and related products. His further responsibilities include product engineering and market research. Dr. Tuchschmid is the chairman of the Portfolio Review Committee within Multi-Manager Portfolios, and is a voting member of the Fund Review and Strategy Review Committees. Dr. Tuchschmid was formerly with BCV Lausanne as Head of Quantitative Research and Alternative Investments, the department responsible for managing funds of hedge funds, sourcing, selecting and monitoring underlying hedge funds and investment managers, and conducting global alternative industry research. He also served as member of the Investment Committee of the Swiss regulated AMC Alternative Funds.

Mr. Egidio Robertiello is Head of Hedge Fund Research & Selection within the Multi-Manager Portfolios business of Credit Suisse Asset Management/Alternative Investments and has held that position since April 2006. He is responsible for a global team of 25 Hedge Fund Research professionals that are responsible for identifying new and innovative hedge fund strategies and managers to allocate institutional client assets. In addition his team is responsible for ongoing monitoring and due diligence on over 200 managers with current investments. Prior to joining Credit Suisse, Mr. Robertiello held the position of Senior Managing Director of Investments and Research at Asset Alliance Corp., launching hedge fund products and overseeing multi-manager funds of hedge funds. Previously, as a Managing Director in the Blackstone Group's $8 billion fund of hedge fund affiliate, Blackstone Alternative Asset Management, he created and led the Manager Identification and Selection team.

The information in this section is provided as of the date of the filing.

(A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

The account information listed below is as of March 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                                   No. of         Total Assets in
                                                                                  Accounts         Accounts where
                                                                                   where          Advisory Fee is
                                                  Total No. of      Total       Advisory Fee          Based on
  Name of Portfolio Manager         Type of         Accounts       Assets       is Based on         Performance
        or Team Member              Accounts         Managed      (000,000)     Performance          (000,000)
---------------------------------------------------------------------------------------------------------------------
        Michael Belotz             Registered           5           $282             0                   $0
                                   Investment
                                   Companies:
---------------------------------------------------------------------------------------------------------------------
                                  Other Pooled         21          $4,434           10                 $1,159
                                   Investment
                                   Vehicles:
---------------------------------------------------------------------------------------------------------------------
                                Other Accounts:        16           $960             3                  $452
---------------------------------------------------------------------------------------------------------------------
       Nils Tuchschmid             Registered           5           $282             0                   $0
                                   Investment
                                   Companies:
---------------------------------------------------------------------------------------------------------------------
                                  Other Pooled
                                   Investment
                                   Vehicles:           22          $4,453           11                 $1,178
---------------------------------------------------------------------------------------------------------------------
                                Other Accounts:        44         $11,378           16                  $828
---------------------------------------------------------------------------------------------------------------------
                                   Registered
                                   Investment
      Egidio Robertiello           Companies:           5           $282             0                   $0
---------------------------------------------------------------------------------------------------------------------
                                  Other Pooled
                                   Investment
                                   Vehicles:           22          $4,453           11                 $1,178
---------------------------------------------------------------------------------------------------------------------
                                Other Accounts:        44         $11,378           16                  $828
---------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTERESTS

The Adviser's Hedge Fund Research & Selection, Portfolio Review and Strategy Review committees (collectively the "Investment Committees") engages in side-by-side management of both registered investment funds and investment accounts which may raise potential conflicts of interest, including without limitation those associated with any difference in fee structures. Such side-by-side management may result in the Investment Committee devoting unequal time or attention to the management of each Fund and/or account. The Investment Committees believes that its specialist based investment process encourages consistent portfolio management by reducing individual biases. The members of the Investment Committee are evaluated on the basis of the performance of the Investment Committee's investments in the strategies for which they are responsible rather than the performance of individual portfolios. Nonetheless, certain limited investment opportunities identified by the members of the Investment Committees may be suitable for more than one Fund or other account. A Fund may not receive an allocation to such an opportunity or a Fund's allocation may be limited as a result of investments in the opportunity by other eligible Funds or accounts. To deal with these situations, the Adviser adopted procedures for allocating portfolio transactions across multiple Funds and/or accounts. Additionally, the appearance of a conflict of interest may arise in circumstances where members of the Investment committee have an incentive, which relates to the management of an account but not to all of the Funds and accounts with respect to which the Investment Committee has day-to-day management responsibility. The Adviser and the Funds have adopted certain compliance procedures designed to address these types of conflicts. However there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(A)(3)  COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
        MEMBERS

As of March 31, 2006, members of the Adviser's Hedge Fund Research & Selection, Portfolio Review and Strategy Review committees (collectively the "Investment Committees") receive compensation generally consisting of a base salary and an annual bonus for their services. In addition to level of responsibility and tenure, compensation of each member of each Investment Committee is linked to the profitability of the Adviser and Credit Suisse. Although each member of the Investment Committees do not have any direct participation in the performance fees pertaining to fund of Hedge Funds portfolios managed by the Adviser, because compensation is tied to the Adviser's profitability, an indirect link exists between compensation of Investment Committee members and the management and performance fees paid to the Adviser. Compensation of Investment Committee members who focus on a particular strategy is also connected to the performance of the Adviser's investments in that strategy.

As of March 31, 2006, members of the Investment Committees may allocate part of their deferred compensation and/or interest in employer sponsored benefit plans to funds of Hedge Funds managed by the Adviser. Such investment opportunities are typically also available to certain employees of Credit Suisse who are not involved in the activities of the Adviser. Such investments made by members of the Investment Committee are pooled with investments made by other Credit Suisse employees and do not receive preferential treatment.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

The information below is provided as of March 31, 2006

                                              Dollar ($) Range
                     Name of Portfolio         of Fund Shares
                         Manager or             Beneficially
                        Team Member                Owned
                     ------------------       ----------------

                     Michael Belotz                  $0
                     Nils Tuchschmid                 $0
                     Egidio Robertiello              $0

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Fund has adopted policies and procedures by which Members may recommend nominees who are not "interested persons" (as defined in the 1940 Act) of the Funds to fill one or more vacancies on the Boards. The names of such nominees, along with relevant biographical information relating to the nominee's qualifications and eligibility to serve on the Boards, may be promptly submitted to the Secretary of the Funds, who will then forward the recommendations to the Nominating Committee of the Boards for consideration. If a recommendation for a nominee is received by the Nominating Committee at a time at which no vacancy exists, information relating to such nominee will be retained by the Nominating Committee and such nominee will be reviewed and considered for any vacancy occurring in the six (6) months following the initial recommendation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

ITEM 12. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*     /s/ Nils Tuchschmid
                         -------------------------------------------------------
                              Nils Tuchschmid, Principal Executive Officer
                              (principal executive officer)

Date     June 8, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Nils Tuchschmid
                         -------------------------------------------------------
                              Nils Tuchschmid, Principal Executive Officer
                              (principal executive officer)

Date     June 8, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*     /s/ Edward Poletti
                         -------------------------------------------------------
                              Edward Poletti, Chief Financial Officer and
                              Treasurer
                              (principal financial officer)

Date     June 8, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.